Provisions for expected credit losses/impairment charges - Impact of changes in credit exposures on the provision for ECL (Details) - AUD ($) $ in Billions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Performing - Stage 1
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	$ (52.9)	$ 7.6
Increase (decrease) to due to staging methodology changes	(31.3)
Performing - Stage 2
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	34.3	(2.1)
Increase (decrease) to due to staging methodology changes	31.3
Non-performing - Stage 3
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	4.5	0.9
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	(51.9)	4.1
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	34.3	(2.1)
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Net increase (decrease) in exposure to credit risk from loans due to transfers between stages	$ 4.5	$ 0.9